Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue - current	$ 79,939	$ 72,890
Deferred revenue - noncurrent	2,845	2,281
Customer advance [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue - current	60,440	52,548
Deferred revenue - noncurrent	1,024	1,606
Deferred income [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue - current	19,499	20,342
Deferred revenue - noncurrent	$ 1,821	$ 675